Consolidated Statements of Financial Condition - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 17,962,990	$ 21,688,557
Interest bearing deposits with other banks	1,532,420	48,603,182
Securities available for sale, at fair value (amortized cost of $516,006,296 in 2017 and $513,220,290 in 2016)	505,046,377	496,124,574
Loans, net of allowance for loan losses of $3,019,228 in 2017 and $3,902,796 in 2016	402,390,574	390,148,343
Bank premises, furniture, fixtures and equipment, net	20,571,551	18,664,084
Other real estate owned, net	3,980,127	4,443,010
Accrued interest receivable	4,450,723	4,720,189
Cash surrender value of life insurance	24,612,779	23,890,333
Deferred tax assets	5,362,750	10,634,669
Other assets	7,185,537	6,294,966
Total assets	993,095,828	1,025,211,907
Deposits
Non-interest bearing deposits	159,291,356	149,512,941
Interest bearing deposits	561,394,143	610,639,399
Total deposits	720,685,499	760,152,340
Securities sold under agreement to repurchase	142,497,938	150,282,913
Federal Funds Purchased	1,500,000
Federal Home Loan Bank advances	30,000,000	20,000,000
Accrued interest payable	198,183	199,368
Deferred compensation payable	8,620,890	8,209,427
Other liabilities	1,142,278	1,308,464
Total liabilities	904,644,788	940,152,512
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,894,705 shares issued and outstanding at December 31, 2017 and 4,882,579 shares issued and outstanding at December 31, 2016	978,941	976,516
Additional paid-in capital	4,103,139	3,802,204
Accumulated other comprehensive loss, net of tax benefit of ($2,734,500) in 2017 and ($6,376,702) in 2016	(8,225,419)	(10,719,014)
Retained earnings	91,594,379	90,999,689
Total stockholders' equity	88,451,040	85,059,395
Total liabilities and shareholders' equity	$ 993,095,828	$ 1,025,211,907